GUINNESS ATKINSON GLOBAL INNOVATORS FUND

Schedule of Investments

at September 30, 2022 (Unaudited)

Shares	Common Stocks: 99.2%	Value
	Application Software: 13.7%
13,003	Intuit Inc.	$5,036,322
21,923	Microsoft Corp.	5,105,867
29,653	Salesforce Inc.*	4,265,287
48,037	Zoom Video Communications	3,535,043
		17,942,519

	Athletic Footwear: 2.7%
42,783	NIKE Inc.	3,556,123

	Cable/Satellite TV: 2.5%
113,354	Comcast Corp. - Class A	3,324,673

	Commercial Services: 4.2%
63,430	PayPal Holdings, Inc.*	5,459,420

	Computers: 3.6%
33,467	Apple Inc.	4,625,140

	Diversified Manufacturing Operations: 8.2%
20,423	Danaher Corp.	5,275,057
10,782	Thermo Fisher Scientific Inc.	5,468,522
		10,743,579
	E-Commerce: 3.2%
37,552	Amazon.com Inc.*	4,243,376

	Electronic Components - Semiconductor: 8.8%
82,273	Amphenol Corporation	5,509,000
149,272	Infineon Technologies AG	3,256,266
22,250	NVIDIA Corp.	2,700,927
		11,466,193
	Enterprise Software/Services: 2.3%
10,753	Adobe Inc.*	2,959,226

	Finance - Other Services: 11.3%
53,279	Intercontinental Exchange, Inc.	4,813,758
17,693	Mastercard Inc .	5,030,828
27,505	Visa Inc.	4,886,263
		14,730,849
	Internet Content: 3.1%
29,951	Meta Platforms Inc. - Class A*	4,063,752

	Machinery - Electric Utility: 3.6%
184,955	ABB Ltd.	$4,727,885

	Machinery: 3.8%
13,729	Roper Industries, Inc.	4,937,497

	Metal Instrument: 3.0%
49,319	Medtronic PLC	3,982,509

	Pharmaceutical: 3.8%
69,120	Bristol-Myers Squibb Co	4,913,741

	Power Conversion/Supply Equipment: 3.2%
36,974	Schneider Electric SE	4,179,124

	Retail - Apparel: 2.7%
340,000	ANTA Sports Products Ltd.	3,578,654

	Semiconductor: 12.1%
46,757	Applied Materials Inc.	3,830,801
14,250	KLA-Tencor Corp.	4,312,477
10,601	Lam Research Corp.	3,879,966
55,596	Taiwan Semiconductor - ADR	3,811,662
		15,834,906
	Web Portals: 3.4%
45,820	Alphabet Inc. - A Shares*	4,382,683

	Total Common Stocks	$129,651,849
	(cost $100,687,789)

	Total Investments in Securities	129,651,849
	(cost $100,687,789): 99.2%

	Other Assets less Liabilities: 0.8%	1,116,365

	Net Assets: 100.0%	$130,768,214

*	Non-income producing security.

ADR - American Depository Receipt

GDR - Global Depository Receipt

PLC - Public Limited Company